Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 0	$ 0
Restricted cash	756	605
Accounts and other receivables	101	90
Accounts receivable—affiliate	89	99
Advances to affiliate	64	38
Inventory	87	97
Other current assets	30	29
Total current assets	1,127	958
Non-current restricted cash	1,000	0
Property, plant and equipment, net	14,636	14,158
Debt issuance costs, net	80	121
Non-current derivative assets	44	83
Other non-current assets, net	205	222
Total assets	17,092	15,542
Current liabilities
Accounts payable	35	27
Accrued liabilities	426	418
Current debt, net	0	224
Due to affiliates	29	99
Deferred revenue	63	73
Deferred revenue—affiliate	20	1
Derivative liabilities	4	14
Total current liabilities	577	856
Long-term debt, net	16,020	14,209
Non-current deferred revenue	4	5
Non-current derivative liabilities	1	2
Other non-current liabilities—affiliate	25	27
Partners’ equity
Common unitholders’ interest (57.1 million units issued and outstanding at March 31, 2017 and December 31, 2016)	50	130
Class B unitholders’ interest (145.3 million units issued and outstanding at March 31, 2017 and December 31, 2016)	297	62
Subordinated unitholders’ interest (135.4 million units issued and outstanding at March 31, 2017 and December 31, 2016)	107	240
General partner’s interest (2% interest with 6.9 million units issued and outstanding at March 31, 2017 and December 31, 2016)	11	11
Total partners’ equity	465	443
Total liabilities and partners’ equity	$ 17,092	$ 15,542